Loans and borrowings - Additional Information (Detail) - USD ($) $ in Thousands				6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 16, 2020	Nov. 12, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 12, 2020
Disclosure of detailed information about borrowings [line items]
Proceeds from notes issued					$ 100,000	$ 51,064
Conversion of convertible debt amount				$ 70,000	$ 30,189
Series C Preferred Shares [Member]
Disclosure of detailed information about borrowings [line items]
Increase decrease in the number of shares issued					24,796,225	227,380,145
Global Health Equity (Cyprus Limited) [Member] | Convertible Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 200,000
Debt instrument face value			1
Tranche One [member] | Global Health Equity (Cyprus Limited) [Member] | Convertible Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			200,000
Notes and debentures issued			30,000
Proceeds from notes issued			$ 30,000
Borrowings interest rate			11.00%
Tranche Two [member] | Global Health Equity (Cyprus Limited) [Member] | Convertible Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			$ 70,000
Debt instrument face value							$ 1
Proceeds from notes issued		$ 70,000	$ 30,000
Borrowings interest rate			11.00%
Convertible debt due date for conversion into equity		Jun. 30, 2021
Tranche Two [member] | Global Health Equity (Cyprus Limited) [Member] | Convertible Loan Agreement [Member] | Series C Preferred Shares [Member]
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debt amount	$ 70,000			$ 70,000
Increase decrease in the number of shares issued	41,012,358			41,012,358